CUSTOMER AND BROKERED DEPOSIT ACCOUNTS - Interest Expense on Customer Deposit Accounts (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Interest Expense Domestic Deposit Liabilities [Abstract]
Savings accounts	$ 678	$ 658	$ 746
Money market demand and demand deposit accounts	663	525	291
Certificate and brokered accounts	4,006	7,968	14,184
Total	$ 5,347	$ 9,151	$ 15,221